Other Reserves	12 Months Ended
Dec. 31, 2021
Disclosure Of Reserves Within Equity [Abstract]
Other Reserves
31.	Other Reserves

Other reserves consist of the following (in thousands):

	Warrant reserve	Changes in ownership	Share based payments	Cashflow hedge reserve	Merger relief reserve	Time value reserve	Other	Total other reserves
At January 1, 2019	$747	$(8,666)	$72,796	$436	$2,161	$—	$—	$67,474
Shares issued - acquisition of a subsidiary	-	-	-	-	393,853	-	-	393,853
Movement in cash flow hedge reserve	-	-	-	(3,527)	-	-	-	(3,527)
Loss transferred to the cost of inventory	-	-	-	142	-	-	-	142
Share-based payments - equity-settled	-	-	76,383	-	-	-	-	76,383
Share-based payments - reverse vesting shares(1)	-	-	(62,834)	-	-	-	-	(62,834)
Exercise of warrants	(747)	-	-	-	-	-	-	(747)
Transaction with non-controlling interests	-	-	-	-	-	-	(101,311)	(101,311)
Impairment loss on revaluation of investments	-	-	-	-	-	-	(100)	(100)
Remeasurement loss on legally required severance plan	-	-	-	-	-	-	(58)	(58)
At December 31, 2019	-	(8,666)	86,345	(2,949)	396,014	-	(101,469)	369,275
Movement in cash flow hedge reserve	-	-	-	13,385	-	2,552	-	15,937
Gain transferred to the cost of inventory	-	-	-	(1,213)	-	-	-	(1,213)
Shares issued - acquisition of a subsidiary	-	-	-	-	4,808	-	-	4,808
Remeasurement loss on severance plan	-	-	-	-	-	-	(24)	(24)
Share-based payment - reverse vesting shares	-	-	26,092	-	-	-	-	26,092
Share-based payment - equity-settled	-	-	52,690	-	-	-	-	52,690
At December 31, 2020	-	(8,666)	165,127	9,223	400,822	2,552	(101,493)	467,565
Movement in cash flow hedge reserve	-	-	-	(24,776)	-	(2,552)	-	(27,328)
Loss transferred to the cost of inventory	-	-	-	2,066	-	-	-	2,066
Share-based payment - reverse vesting shares	-	-	(24,486)	-	-	-	-	(24,486)
Share-based payment - equity-settled	-	-	61,282	-	-	-	-	61,282
Non-controlling interest put option	-	-	-	-	-	-	(150,070)	(150,070)
Farfetch China Holdings Limited put call option	-	-	-	-	-	-	(744,163)	(744,163)
Capital contribution from non-controlling interests	-	-	-	-	-	-	488,863	488,863
Acquisition of non-controlling interest	-	-	-	-	-	-	(11,613)	(11,613)
Other	-	-	-	-	-	-	(2,596)	(2,596)
At December 31, 2021	$-	$(8,666)	$201,923	$(13,487)	$400,822	$-	$(521,072)	$59,520

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

The warrant reserve represents the cumulative expense of the shares to be issued where the Group has issued warrants. On exercise, the cumulative warrant expense is reclassified to accumulated losses. During 2019, all the warrants were exercised.

The changes in ownership reserve represents transactions with former non-controlling interests of the Group.

The share-based payments reserve represents the Group’s cumulative equity-settled share option expense. On exercise, the cumulative share option expense is reclassified to accumulated losses.

The cash flow hedge reserve and time value reserve are used to recognize the effective portion of gains or losses on derivatives that are designated and qualify as cash flow hedges.

The merger relief reserve represents the excess over nominal share capital where there has been share consideration as part of a business combination.

Included in other reserves as at December 31, 2021, the transaction with non-controlling interests represents the initial recognition of the Chalhoub partnership, the non-controlling put option relates to the initial recognition of the gross liability relating to the put and call options entered into as part of the acquisition of Palm Angels for the purchase of the remaining 40 percent that New Guards does not already own and the Farfetch China Holdings Ltd put call option relates to the initial recognition of the gross liability relating to the put and call options entered into as part of the strategic arrangement with Alibaba and Richemont, net of transaction costs.